Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 11 — INCOME TAX:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

The Company and Nanox AI Ltd are taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2024, 2023 and 2022, the Company is at a loss position and therefore has no corporate tax liability. As of December 31, 2024, 2023 and 2022, the Company has a carry forward loss of approximately $108.1 million, $93.3 million and $88.6 million, respectively. Such carry forward loss has no expiration date.

In 2024, 2023 and 2022, Nanox AI Ltd. is at a loss position and therefore has no corporate tax liability. As of December 31, 2024, 2023 and 2022, Nanox AI Ltd. has a carry forward loss of approximately $80.1 million, $74.7 million and $67.7 million, respectively. Such carry forward loss has no expiration date.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%. As of December 31, 2024, the US subsidiaries have a consolidated carry forward loss of approximately $2.1 million. Such carry forward loss is subject to 382 limitation and has no expiration date.

Korea

Nanox Korea is subject to a Corporate income tax with accordance with the Korean tax law. The tax rate ranges between 9% to 24%, depending on the companies’ taxable income. In addition, Nanox Korea is subject to 10% of the Korean corporation income tax as its local income tax. In 2024, Nanox Korea was at a loss position and therefore had no corporate tax liability. As of December 31, 2024, 2023 and 2022, Nanox Korea has a carry forward loss of approximately $30.3 million, $21.8 million and $14.8 million, respectively. Such carry forward loss has 15 years expiration date.

b.	Income (loss) before income taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
Domestic (Israel)	(39,285)	(44,158)	(99,979)
Foreign	(14,589)	(16,957)	(16,942)
Loss before income taxes	(53,874)	(61,115)	(116,921)

c.	Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
Domestic (Israel)	-	-	(3,357)
Foreign	(358)	(339)	(321)

Income tax benefit	(358)	(339)	(3,678)

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2024, 2023 and 2022 were comprised of the following:

	December 31
	2024	2023	2022
Current tax expenses:
Domestic	-	-	-
Foreign	19	38	55

Total	19	38	55

Deferred:
Domestic	-	-	(3,357)
Foreign	(377)	(377)	(376)

Total	(377)	(377)	(3,733)

Income tax benefit	(358)	(339)	(3,678)

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2024	2023	2022
Loss before taxes on income	(53,874)	(61,115)	(116,921)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(12,391)	(14,056)	(26,892)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	282	333	(261)
Operating losses and other temporary differences for which valuation allowance was provided	10,964	10,434	11,467
Foreign exchange differences	(1,585)	-	-
Stock based compensation	1,586	1,550	4,361
Goodwill impairment	-	1,566	11,702
Change in earnout liability	-	(942)	(4,686)
Other nondeductible items	786	776	631
Actual tax benefit	(358)	(339)	(3,678)

e.	Deferred tax assets

The components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 were as follows:

	December 31
	2024	2023
Deferred tax assets:
Tax loss carryforwards	50,070	43,699
Inventory	439	-
Research and development	3,719	3,771
Employee and payroll accrued expenses	443	376
Operating lease liabilities	1,022	1,147
Other	425	1,507
Total deferred tax assets	56,118	50,500
Deferred tax liabilities:
Right of use assets	(896)	(1,069)
Intangible assets	(15,131)	(19,185)
Total deferred tax liabilities	(16,027)	(20,254)
Deferred tax assets, net	40,091	30,246
Less valuation allowance for deferred tax assets	(40,091)	(30,246)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2024, and 2023, the Company has recorded a full valuation allowance of $40,091 and $30,246 thousand with regard to its deferred taxes (which is mainly tax loss carryforwards and temporary differences due to research and development expenses generated in Israel), respectively.

U.S. dollars in thousands
Valuation allowance, December 31, 2023	30,246
Increase	9,845
Valuation allowance, December 31, 2024	40,091

f.	Tax assessments

The Company is currently in the process of routine Israeli income tax audit for the tax years 2020 through 2022. In 2023, the Company concluded a VAT audit for the years 2019 through 2023.